Trade Receivables - Movement in ECL allowance (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 629	$ 116
Change in estimate	(110)	513
Ending balance	$ 519	$ 629